Short-term Investments - Schedule of Short-term Investments (Details) - Yellow Cake And Queen Road Capital [Member] - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Statement Line Items [Line Items]
Fair value, at the beginning of the year	$ 38,340	$ 51,787
Additions	936	2,996
Disposals	(45,386)	(16,551)
Fair value adjustment due to foreign exchange rate change	(79)	1,742
Fair value adjustment due to share price change	15,332	(1,634)
Fair value, at the end of the year	$ 9,143	$ 38,340